Changes in accounting policies (Details) - Scenario Forecast - CAD ($) $ in Millions	1 Months Ended
	Apr. 30, 2019	Apr. 01, 2019
Disclosure of changes in accounting estimates [line items]
Additions to right-of-use assets	$ 55
Additions to lease liabilities	$ 65
IFRS 16 | Minimum
Disclosure of changes in accounting estimates [line items]
Right-of-use assets		$ 130
Lease liabilities		140
IFRS 16 | Maximum
Disclosure of changes in accounting estimates [line items]
Right-of-use assets		150
Lease liabilities		$ 160